Expropriation of Brisas Project by Venezuela and Related Arbitration: (Details Text) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012
Full markert value of claim including interest	$ 2,100
Accumulated interest in claim	400
Arbitration historical average in years	1.2
Pool for initial bonus rate	$ 200
Bonus percentage first 200 million	1.00%
Bonus percentage thereafter	5.00%